Changes in TotalEnergies' perimeter - Divestment projects (Details) - USD ($) $ in Millions	Jul. 17, 2024	Apr. 24, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Changes in the Company structure
Asset classified as held for sale			$ 1,977	$ 2,101	$ 568
Liabilities classified as held for sale			1,379	$ 687	$ 167
TotalEnergies EP Congo
Changes in the Company structure
Proportion of ownership interest in subsidiary		85.00%
Trident Energy | Moho License | TotalEnergies EP Congo
Changes in the Company structure
Percentage of interest agreed to be acquired		10.00%
Trident Energy | Nkossa and Nsoko II licenses | TotalEnergies EP Congo
Changes in the Company structure
Percentage of interest agreed to be sold		53.50%
Chappal Energies | SPDC JV licenses | TotalEnergies EP Nigeria Ltd
Changes in the Company structure
Percentage of interest agreed to be sold	10.00%
Nkossa and Nsoko II licenses
Changes in the Company structure
Asset classified as held for sale			391
Liabilities classified as held for sale			107
SPDC JV licenses
Changes in the Company structure
Asset classified as held for sale			1,213
Liabilities classified as held for sale			$ 945